Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Lincoln Variable Insurance Products Trust

In planning and performing our audits of the financial statements of Lincoln S&P 500 Buffer Fund Feb, Lincoln S&P 500 Ultra Buffer Fund Feb, Lincoln S&P 500 Buffer Fund May, Lincoln S&P 500 Ultra Buffer Fund May, Lincoln Hedged S&P 500 Fund, Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund 2, Lincoln Hedged S&P 500 Conservative Fund 2, Lincoln Nasdaq-100 Buffer Fund Jun, Lincoln Hedged Nasdaq-100 Fund, Lincoln Hedged Nasdaq-100 Fund 2, Lincoln Nasdaq-100 Buffer Fund Mar, LVIP Channing Small Cap Value Fund, LVIP BlackRock Real Estate Fund, LVIP Delaware Wealth Builder Fund, LVIP SSGA Emerging Markets Equity Index Fund, LVIP Blended Mid Cap Managed Volatility Fund, LVIP BlackRock Global Allocation Fund, LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund, LVIP JPMorgan Retirement Income Fund, LVIP Franklin Templeton Global Equity Managed Volatility Fund, LVIP Mondrian Global Income Fund, LVIP Delaware Diversified Floating Rate Fund, LVIP BlackRock Dividend Value Managed Volatility Fund, LVIP Blended Large Cap Growth Managed Volatility Fund, LVIP Multi-Manager Global Equity Managed Volatility Fund, LVIP U.S. Growth Allocation Managed Risk Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, LVIP Vanguard International Equity ETF Fund, LVIP Vanguard Bond Allocation Fund, LVIP American Preservation Fund, LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund, LVIP T. Rowe Price 2060 Fund, LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund, LVIP American International Fund, LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, LVIP American Income Allocation Fund, LVIP SSGA Conservative Index Allocation Fund, LVIP Structured Conservative Allocation Fund, LVIP Structured Moderately Aggressive Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP Structured Moderate Allocation Fund, LVIP Vanguard Domestic Equity ETF Fund, LVIP Delaware Mid Cap Value Fund, LVIP T. Rowe Price Structured Mid-Cap Growth Fund, LVIP PIMCO Low Duration Bond Fund, LVIP SSGA Mid-Cap Index Fund, LVIP Dimensional International Core Equity Fund, LVIP Dimensional U.S. Core Equity 2 Fund, LVIP Delaware Social Awareness Fund, LVIP Global Moderate Allocation Managed Risk Fund, LVIP Mondrian International Value Fund, LVIP Government Money Market Fund, LVIP Wellington Capital Growth Fund, LVIP MFS International Growth Fund, LVIP Wellington SMID Cap Value Fund, LVIP SSGA S&P 500 Index Fund, LVIP SSGA Small-Cap Index Fund, LVIP T. Rowe Price Growth Stock Fund, LVIP MFS Value Fund, LVIP Baron Growth Opportunities Fund, LVIP SSGA International Index Fund, LVIP Dimensional U.S. Core Equity 1 Fund, LVIP SSGA Bond Index Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund, LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP BlackRock Inflation Protected Bond Fund, LVIP Delaware Bond Fund, LVIP JPMorgan High Yield Fund, LVIP Global Conservative Allocation Managed Risk Fund, LVIP Western Asset Core Bond Fund, LVIP Loomis Sayles Global Growth Fund, LVIP Global Growth Allocation Managed Risk Fund, LVIP SSGA Short-Term Bond Index Fund, LVIP SSGA Global Tactical Allocation Managed Volatility Fund, LVIP Global Aggressive Growth Allocation Managed Risk Fund, LVIP Dimensional U.S. Equity Managed Volatility Fund, LVIP U.S. Aggressive Growth Allocation Managed Risk Fund, LVIP Dimensional International Equity Managed Volatility Fund, LVIP American Global Balanced Allocation Managed Risk Fund, LVIP American Global Growth Allocation Managed Risk Fund, LVIP SSGA Large Cap Managed Volatility Fund, LVIP SSGA SMID Cap Managed Volatility Fund, LVIP MFS International Equity Managed Volatility Fund, LVIP Fidelity Institutional AM Select Core Equity Managed Volatility Fund, LVIP BlackRock Global Allocation Managed Risk Fund, LVIP American Century Select Mid Cap Managed Volatility Fund, LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund, LVIP Delaware Diversified Income Fund, LVIP Delaware Limited-Term Diversified Income Fund, LVIP Delaware U.S. REIT Fund, LVIP Delaware SMID Cap Core Fund, LVIP Delaware U.S. Growth Fund, LVIP Delaware Value Fund, LVIP Delaware High Yield Fund, LVIP SSGA Nasdaq-100 Index Fund, LVIP Invesco Select Equity Income Managed Volatility Fund, LVIP SSGA International Managed Volatility Fund, and Lincoln Opportunistic Hedged Equity Fund (collectively, the “Funds”) (one-hundred and ten of the series constituting the Lincoln Variable Insurance Products Trust) as of and for the year ended December 31, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinions on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2022.

This report is intended solely for the information and use of management and the Board of Trustees of the Lincoln Variable Insurance Products Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

February 27, 2024

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